CERT ARCA
File # 1-33434

NYSE

17010862

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

SEP 1 5 2017

Washington, DC 20549

September 15, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration of the following series of Credit Suisse AG, under the Exchange Act of 1934.

- AxelaTrader™ 3x Long Brent Crude Oil ETNs linked to the S&P GSCI® Brent Crude Oil ER due September 14, 2037
- AxelaTrader™ 3x Inverse Brent Crude Oil ETNs linked to the S&P GSCI® Brent Crude Oil ER due September 14, 2037

Sincerely,

Silvio Conte